Income taxes, Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense [Abstract]
Origination and reversal of temporary difference	$ (61,622)	$ 16,793
Change in unrecognized tax losses and tax benefits	71,825	(13,638)
Change in prior year estimate and other	(610)	2,465
Total income tax expense	$ 9,593	$ 5,620